ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31,
	2022	2023
	US$’000	US$’000
Accounts receivable	4,656	15,769
Bad debts written off	–	(2)
Allowance for expected credit losses	–	(500)
Accounts receivable, net	4,656	15,267

Schedule of allowance for expected credit losses

	December 31,
	2022	2023
	US$’000	US$’000
Balance at beginning of the year	–	–
Addition	–	500
Balance at end of the year	–	500

Schedule of allowance for doubtful accounts

	December 31,
	2022	2023
	US$’000	US$’000
Within 30 days	4,526	5,933
Between 31 and 60 days	74	3,543
Between 61 and 90 days	52	2,049
More than 90 days	4	3,742
	4,656	15,267